Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Net Deferred Tax Assets
The Company’s net deferred tax assets are as follows:

	December 31, 2021	December 31, 2020
Deferred tax assets:
Organizational costs/Startup expenses	$152,798	$111
Federal net operating loss carryforwards	17,851	—

Total deferred tax assets	170,650	111
Valuation allowance	(170,650)	(111)

Deferred tax assets, net of allowance	$—	$—

Schedule of Income Tax Provisions
The income tax provision consists of the following:

	December 31, 2021	December 31, 2020
Federal
Current	$—	$—
Deferred	170,539	111
State
Current	—	—
Deferred	—	—
Change in valuation allowance	(170,539)	(111)

Income tax provision	$—	$—

Schedule of Reconciliations of Federal Income Tax Effective Rate
Reconciliations of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Chang in fair value of warrants	7.6%	0.0%
Acquisition related expenses	-22.1%	0.0%
Change in valuation allowance	-6.5%	-21.0%
Income tax provision	—%	—%